Special Cash Dividend to Shareholders - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Nov. 12, 2012	May 20, 2011	Nov. 19, 2010	Nov. 30, 2012 Installment	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 Special cash dividend in May 2011 [Member]	Dec. 31, 2013 Special cash dividend in May 2011 [Member]	Dec. 31, 2012 Special cash dividend in May 2011 [Member]	Dec. 31, 2012 Total	Dec. 31, 2012 First Installment	Dec. 31, 2013 Second Installment
Dividends [Line Items]
Dividends declared, month and year				2012-11			2010-11	2011-05
Cash dividend declared	$ 2.3	$ 0.56	$ 2.00	$ 2.30				$ 0.56
Aggregate amount of cash dividend paid					$ 76,942	$ 92,106	$ 77,178		$ 79	$ 32,937		$ 59,013	$ 76,863
Number of installments payments related to dividend				2
Aggregate amount of cash dividend declared											135,933
Unpaid cash dividend					$ 57	$ 76,999	$ 33,172